Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS FUND INC
Central Index Key	0000030146
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
DREYFUS FUND INC | DREYFUS FUND INC
Prospectus:
Trading Symbol	DREVX